Convertible notes (Details 3) (Convertible notes) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 KKR Notes USD ($)	Sep. 30, 2014 KKR Notes CNY	Sep. 30, 2013 KKR Notes CNY	Sep. 30, 2014 KKR Notes USD ($)	Sep. 30, 2014 KKR Notes CNY	Sep. 30, 2013 KKR Notes CNY	Sep. 30, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) USD ($)	Sep. 30, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY	Sep. 30, 2013 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY	Sep. 30, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) USD ($)	Sep. 30, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY	Sep. 30, 2013 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY
Debt Instrument
Notes interest incurred							$ 2,197	13,488	12,190	$ 4,340	26,638	24,320
Notes interest incurred													1,604	9,843	9,496	3,191	19,587	18,827
Amortization of debt issuance costs	149	912	912	295	1,814	1,819
Notes related interest cost capitalized			(6,600)			(14,789)
Total interest expense	$ 3,950	24,243	15,998	$ 7,826	48,039	30,177